Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue from External Customers by Products and Services
The following table presents the Company’s revenue disaggregated based on the revenue source and the timing of revenue recognition:

	December 31,
	2024	2023	2022
Revenue from hardware, proprietary embedded firmware and accessories	$245,585	$394,667	$573,409
Revenue from services	7,391	8,991	7,305
Revenue from SaaS	4,768	5,379	3,816
Revenue from software upgrade rights	9,637	2,720	154
Total revenue	$267,381	$411,757	$584,684

Revenue from External Customers by Geographic Areas
The following table presents the Company’s revenue disaggregated based on geographic location of customers:

	December 31,
	2024	2023	2022
United States	$179,810	$292,584	$417,476
Rest of World	87,571	119,173	167,208
Total revenue	$267,381	$411,757	$584,684
Included in the rest of world, below are those countries where the revenue during the years presented exceeded 10% or more of the total revenue in the Company's consolidated statements of operations:

	December 31,
	2024	2023	2022
Germany	$35,137	$46,152	$—

Contract with Customer, Contract Asset, Contract Liability, and Receivable
Contract liabilities

	December 31,
	2024	2023
Deferred revenue: enhanced warranties	$21,090	$21,058
Deferred revenue: SaaS	6,078	5,794
Deferred revenue: future upgrade rights	—	5,483
Deferred revenue: other services	2,694	3,431
Total contract liabilities	$29,862	$35,766

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	These performance obligations are expected to be satisfied as follows:

	Enhanced warranties	SaaS services	Other services
2025	$5,027	$3,561	$2,694
2026	5,872	1,250	—
2027	4,828	730	—
2028	3,391	376	—
2029	1,444	116	—
Thereafter	528	45	—
Total contract liabilities	$21,090	$6,078	$2,694